Common Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
F.	Common Stock and Warrants

Authorized, Issued, and Outstanding Common Shares

As of September 30, 2020 and December 31, 2019, the Company had authorized shares of common stock of 250,000,000 shares. Of the authorized shares, 4,532,039 and 2,271,833 shares of common stock were issued and outstanding as of September 30, 2020 and December 31, 2019, respectively.

As of September 30, 2020 and December 31, 2019, the Company had reserved authorized shares of common stock for future issuance as follows:

	September 30, 2020	December 31, 2019
Conversion of Deerfield Convertible Note	79,748	75,850
Conversion of 2021 Notes	—	10,958
Conversion of January 2020 Note	34,037	—
Conversion of December 2019 Notes not subject to the Deerfield Optional Conversion Feature	615,307	199,172
Outstanding awards under equity incentive plans	354,379	324,473
Outstanding common stock warrants	151,442	151,442
In exchange for the Deerfield Optional Conversion Feature*	—	1,652,437
Possible future issuances under the equity line of credit	—	597,065
Possible future issuances under equity incentive plans	50,273	5,325

Total common shares reserved for future issuance	1,285,186	3,016,722

*

Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature

Common Stock Activity

The following table summarizes common stock activity for the nine months ended September 30, 2020:

Shares of Common Stock
Balance as of December 31, 2019	2,271,833
Common stock issued under equity line of credit	269,289
Restricted stock vested during the period	3,806
Common stock issued as compensation to third-parties	2,484
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	1,000,000

Balance as of March 31, 2020	3,547,412

Common stock issued under equity line of credit	309,971
Restricted stock vested during the period	4,015
Common stock issued as compensation to third-parties	11,873
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	328,125

Balance as of June 30, 2020	4,201,396

Restricted stock vested during the period	1,384
Common stock issued as compensation to third-parties	4,668
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	324,312
Common stock issued as a result of stock option exercise	279

Balance as of September 30, 2020	4,532,039

Warrants

On June 2, 2014, pursuant to the terms of the Deerfield Facility Agreement, the Company issued the Deerfield Warrant to purchase 14,423,076 shares of Series D Preferred (Note E). The Company recorded the fair value of the Deerfield Warrant as a debt discount and a warrant liability. The Deerfield Warrant, if unexercised, expires on the earlier of June 2, 2024, or upon a liquidation event. Upon completion of the Company’s initial public offering (the “IPO”), the Deerfield Warrant automatically converted into a warrant to purchase 1,923,077 shares of the Company’s common stock at an exercise price of $5.85 per share. After giving effect to the Reverse Stock Split effected in December 2020, the exercise price of the Deerfield Warrant became $93.60 and the shares of the Company’s common stock issuable upon exercise of the Deerfield Warrant became 120,192 shares of common stock. The Company is amortizing the debt discount over the term of the Deerfield Convertible Note and the expense is recorded as interest expense related to amortization of debt issuance costs and discount in the unaudited condensed statements of operations.

The Company determined that the Deerfield Warrant should be recorded as a liability and stated at fair value at each reporting period upon inception. As stated above, upon completion of the IPO, the Deerfield Warrant automatically converted into warrants to purchase the Company’s common stock. The Deerfield Warrant remains classified as a liability and is recorded at fair value at each reporting period since it can be settled in cash. Changes to the fair value of the warrant liability are recorded through the unaudited condensed statements of operations as a fair value adjustment (Note H).

In connection with a Collaboration and License Agreement (the “APADAZ License Agreement”) with KVK Tech, Inc. (“KVK”), in October 2018, the Company issued to KVK a warrant to purchase up to 500,000 shares of common stock of the Company at an exercise price of $2.30 per share, which reflected the closing price of the Company’s common stock on the NASDAQ Stock Market on the execution date of the APADAZ License Agreement (the “KVK Warrant”). The KVK Warrant is initially not exercisable for any shares of common stock. Upon the achievement of each of four specified milestones under the KVK Warrant, the KVK Warrant will become exercisable for an additional 125,000 shares, up to an aggregate of 500,000 shares of the Company’s common stock. The exercise price and the number and type of shares underlying the KVK Warrant are subject to adjustment in the event of specified events, including a reclassification of the Company’s common stock, a subdivision or combination of the Company’s common stock, or in the event of specified dividend payments. The KVK Warrant is exercisable until October 24, 2023. Upon exercise, the aggregate exercise price may be paid, at KVK’s election, in cash or on a net issuance basis, based upon the fair market value of the Company’s common stock at the time of exercise. Effected for the 1-for-16 reverse stock split in December 2020 the exercise price of the KVK Warrant became $36.80 and the shares of common stock issuable upon exercise of the KVK Warrant became 31,250 shares of common stock.

The Company determined that, since KVK qualifies as a customer under ASC 606, the KVK Warrant should be recorded as a contract asset and recognized as contra-revenue as the Company recognizes revenue from the APADAZ License Agreement. In addition, the Company determined that the KVK Warrant qualifies as a derivative under ASC 815 and should be recorded as a liability and stated at fair value each reporting period. The Company calculates the fair value of the KVK Warrant using a probability-weighted Black-Scholes option pricing model. Changes in fair value resulting from changes in the inputs to the Black Scholes model are accounted for as changes in the fair value of the derivative under ASC 815 and are recorded as fair value adjustment related to derivative and warrant liability in the statements of operations. Changes in the number of shares that are expected to be issued are treated as changes in variable consideration under ASC 606 and are recorded as a change in contract asset in the balance sheets.

K.	Common Stock and Warrants

Authorized, Issued, and Outstanding Common Shares

As of December 31, 2019 and 2018, the Company had authorized shares of common stock of 250,000,000 shares. Of the authorized shares, 2,271,833 and 1,653,376 shares of common stock were issued and outstanding as of December 31, 2019 and 2018, respectively.

As of December 31, 2019 and 2018, the Company had reserved authorized shares of common stock for future issuance as follows:

	December 31,
	2019	2018
Conversion of Deerfield Convertible Note	75,850	72,975
Conversion of 2021 Notes	10,958	280,072
Conversion of 2019 Notes not subject to the Deerfield Optional Conversion Feature	199,172	—
Outstanding awards under equity incentive plans	324,473	231,493
Outstanding common stock warrants	151,442	157,957
Conversion of Series A Preferred Stock	—	69,521
In exchange for the Deerfield Optional Conversion Feature*	1,652,437	—
Possible future issuances under the Prior Purchase Agreement	597,065	—
Possible future issuances under equity incentive plans	5,325	40,557

Total common shares reserved for future issuance	3,016,722	852,575

Common Stock Activity

The following table summarizes common stock activity for the years ended December 31, 2019 and 2018:

Shares of Common Stock
Balance as of January 1, 2018	916,021

Common stock sold under First ATM Agreement	47,638
Common stock issued as a result of Deerfield Convertible Note principal and interest conversion	37,410
Common stock options exercised	1,476
Common stock sold under underwritten public offering	520,833
Common stock issued as a result of Series A Preferred Stock conversion	129,998

Balance as of December 31, 2018	1,653,376

Common stock issued under the Prior Purchase Agreement	220,091
Restricted stock vested during the period	6,354
Common stock issued as a result of 2021 Notes principal conversion	93,742
Common stock issued as a result of Series B-1 Preferred Stock conversion	103,749
Common stock issued as a result of Series A Preferred Stock conversion	69,521
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	125,000

Balance as of December 31, 2019	2,271,833

In September 2018, the Company terminated the First ATM Agreement with Cowen. Prior to termination of the First ATM Agreement, the Company sold an aggregate of 47,638 shares of common stock under the First ATM Agreement resulting in gross proceeds to the Company of $4.9 million. As of December 31, 2019, the Company has not sold any shares of common stock under the Second ATM Agreement. Refer to Note A for a further discussion of the First and Second ATM Agreements.

In October 2018, the Company entered into an underwriting agreement with RBCCM pursuant to which the Company issued and sold 520,833 shares of common stock of the Company in an underwritten public offering pursuant to the Company’s registration statement on Form S-3. Refer to Note A for a further discussion of the underwritten public offering.

Also in October 2018, the Company entered into the October 2018 Exchange Agreement pursuant to which the Company issued to the Holders 9,577 shares of Series A Preferred Stock. As of December 31, 2019, 9,577 shares of Series A Preferred Stock have been converted into 199,519 shares of common stock. Refer to Note G for a further discussion of the October 2018 Exchange Agreement.

On September 3, 2019, the Company entered into the September 2019 Exchange Agreement pursuant to which the Company issued to the Holders 93,742 shares of common stock and 1,576 shares of Series B-1 Preferred Stock. As of December 31, 2019, 1,576 shares of Series B-1 Preferred Stock have been converted into 103,749 shares of common stock. Refer to Note G for a further discussion of the September 2019 Exchange Agreement.

Warrants

During 2013, the Company issued $3.8 million of convertible notes and the warrants (the “2013 Warrants”) to purchase 1,079,453 shares of equity securities in a future financing meeting specified requirements (a “Qualified Financing”). The 2013 Warrants allow the holders to purchase shares of the same class and series of equity securities issued in the Qualified Financing for an exercise price equal to the per share price paid by the purchasers of such equity securities in the Qualified Financing. When the Company entered into the Deerfield Facility Agreement, the 2013 Warrants became warrants to purchase 1,079,453 shares of Series D Preferred. Upon completion of the IPO, the 2013 Warrants automatically converted into warrants to purchase 143,466 shares of the Company’s common stock at an exercise price of $5.85 per share. The 2013 Warrants expired on June 2, 2019. After giving effect to the Reverse Stock Split effected in December 2020, the exercise price of the 2013 Warrants became $93.60 per share and the aggregate shares of common stock issuable upon conversion of the 2013 Warrants would be 8,966 shares.

On June 2, 2014, pursuant to the terms of the Deerfield Facility Agreement, the Company issued the Deerfield Warrant to purchase 14,423,076 shares of Series D Preferred (Note G). The Company recorded the fair value of the Deerfield Warrant as a debt discount and a warrant liability. The Deerfield Warrant, if unexercised, expires on the earlier of June 2, 2024, or upon a liquidation event. Upon completion of the IPO, the Deerfield Warrant automatically converted into a warrant to purchase 1,923,077 shares of the Company’s common stock at an exercise price of $5.85 per share. The Company is amortizing the debt discount over the term of the Deerfield Convertible Note and the expense is recorded as interest expense related to amortization of debt issuance costs and discount in the condensed statements of operations. After giving effect to the Reverse Stock Split effected in December 2020, the exercise price of the Deerfield Warrant became $93.60 per share and the aggregate shares of common stock issuable upon exercise of the Deerfield Warrants became 120,192 shares.

The Company determined that the 2013 Warrants and Deerfield Warrant should be recorded as a liability and stated at fair value at each reporting period upon inception. As stated above, upon completion of the IPO, the 2013 Warrants and the Deerfield Warrant automatically converted into warrants to purchase the Company’s common stock. The Company marked the 2013 Warrants to fair value and reclassified them to equity upon closing of the IPO. The Deerfield Warrant remains classified as a liability and is recorded at fair value at each reporting period since it can be settled in cash. Changes to the fair value of the warrant liability are recorded through the condensed statements of operations as a fair value adjustment (Note M).

In connection with a Collaboration and License Agreement (the “APADAZ License Agreement”) with KVK Tech, Inc. (“KVK”), in October 2018, the Company issued to KVK a warrant to purchase up to 500,000 shares of common stock of the Company at an exercise price of $2.30 per share, which reflected the closing price of the Company’s common stock on the NASDAQ Stock Market on the execution date of the APADAZ License Agreement (the “KVK Warrant”). The KVK Warrant is initially not exercisable for any shares of common stock. Upon the achievement of each of four specified milestones under the KVK Warrant, the KVK Warrant will become exercisable for an additional 125,000 shares, up to an aggregate of 500,000 shares of the Company’s common stock. The exercise price and the number and type of shares underlying the KVK Warrant are subject to adjustment in the event of specified events, including a reclassification of the Company’s common stock, a subdivision or combination of the Company’s common stock, or in the event of specified dividend payments. The KVK Warrant is exercisable until October 24, 2023. Upon exercise, the aggregate exercise price may be paid, at KVK’s election, in cash or on a net issuance basis, based upon the fair market value of the Company’s common stock at the time of exercise. Effected for 1-for-16 reverse stock split in December 2020 the exercise price of the KVK Warrant became $36.80 per share and the aggregate shares of common stock issuable upon exercise of the KVK Warrant became 31,250 shares.

The Company determined that, since KVK qualifies as a customer under ASC 606, the KVK Warrant should be recorded as a contract asset and recognized as contra-revenue as the Company recognizes revenue from the APADAZ License Agreement. In addition, the Company determined that the KVK Warrant qualifies as a derivative under ASC 815 and should be recorded as a liability and stated at fair value each reporting period. The Company calculates the fair value of the KVK Warrant using a probability-weighted Black-Scholes option pricing model. Changes in fair value resulting from changes in the inputs to the Black Scholes model are accounted for as changes in the fair value of the derivative under ASC 815 and are recorded as fair value adjustment related to derivative and warrant liability in the statements of operations. Changes in the number of shares that are expected to be issued are treated as changes in variable consideration under ASC 606 and are recorded as a change in contract asset in the balance sheets.